Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes
Schedule Of Provision For Income Taxes
	Years Ended December 31,
(in thousands)	2021	2020
U.S. Federal statutory income tax rate	$(1,659)	$-
Permanent and other differences	38	-
Stock-based compensation expense	110	-
Research and development credits	(118)	-
Valuation allowance	1,629	-
Total tax provision	-	-

Schedule Of Net Deferred Tax Assets
	As of December 31,
(in thousands)	2021	2020
Net operating loss carryforwards	$1,049	$-
Research and development carryforwards	118	-
Stock-based compensation expense	274	-
Intangible assets	110	-
Other, net	78	-
Total deferred tax assets	1,629	-
Less: valuation allowance	(1,629)	-
Deferred tax assets	$-	$-

Schedule Of Unrecognized Tax Benefits
	Years Ended December 31,
(in thousands)	2021	2020
Beginning balance of unrecognized tax benefits	$-	$-
Additions based on tax positions related to the current year	41	-
Additions for tax positions of prior years	-	-
Reductions for tax positions in prior years	-	-
Ending balance of unrecognized tax benefits	$41	$-